Unaudited Condensed Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities
Loss before income tax	R$ (28,074)	R$ (34,101)
Adjustments for:
Depreciation and amortization	9,716	9,128
Share-based payment expense	641	4,579
Adjustment in provision for risks	(1,676)	2,904
Interest on loans, financing and debentures	5,170	7,233
Interest on lease liabilities	267	49
Allowance for expected credit loss	10	356
(Gain) Loss on disposal of assets	(21)	1,617
Deferred and contingent consideration adjustment	29,621	26,380
Employee bonus provision	809	1,233
Fair value of derivative warrant liabilities	(1,900)
Fair value of subscription rights		619
Decrease (increase) in operating assets:
Trade accounts receivable	(1,470)	319
Other assets	(3,535)	(7,054)
Increase (decrease) in operating liabilities:
Accounts payable to suppliers	11,061	6,324
Salaries and labor charges	519	221
Taxes and fees	1,607	4,649
Deferred revenue	574	(286)
Other liabilities	(117)	(1,981)
Income taxes paid	(5,982)	(4,970)
Net cash from operating activities	17,220	17,219
Investment activities
Cash payments to acquire property and equipment	(1,163)	(1,742)
Cash payments to acquire intangibles	(6,598)	(4,516)
Net cash used in investment activities	(7,761)	(6,258)
Financing activities
Payment of principal loans and financing	(10,789)	(299)
Interest paid	(3,955)	(6,399)
Payment of principal portion of lease liabilities	(539)	(498)
Proceeds from debentures, loans, and financing	5,700	6,864
Additions and contractual changes to the lease		52
Capital increase	10,645	61
Proceeds on issuance of subscription rights		23,556
Distributions paid to non-controlling interest	(1,228)	(4,152)
Payment of principal on related party loans	(127)
Payment of deferred and contingent consideration on acquisitions	(7,315)	(27,391)
Net cash used in financing activities	(7,608)	(8,206)
Net increase in cash and cash equivalents	1,851	2,755
Cash and cash equivalents at the beginning of the year	11,398	8,015
Cash and cash equivalents at the end of the year	R$ 13,249	R$ 10,770